Expense Example - FidelityGovernmentCashReserves-RetailPRO - FidelityGovernmentCashReserves-RetailPRO - Fidelity Government Cash Reserves - Fidelity Government Cash Reserves	Jan. 29, 2024 USD ($)
Expense Example:
1 year	$ 42
3 years	132
5 years	230
10 years	$ 518